Other disclosures - Equivalent Euro value of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 113,663	€ 110,995	€ 110,995	€ 76,454	€ 77,751
Financial assets held for trading	92,879	125,618	125,458	148,187
Non-trading financial assets mandatorily at fair value through profit or loss	10,730	4,987
Financial assets designated at fair value through profit or loss	57,460	42,075	34,782	31,609
Financial assets available-for-sale			133,271	116,774
Financial assets at fair value through other comprehensive income	121,091	126,353
Financial assets at amortised cost	946,099	909,094
Loans and receivables			903,013	840,004
Held-to-maturity investments			13,491	14,468
Investments accounted for using equity method	7,588	6,150	6,184	4,836	€ 3,251
Tangible assets	26,157		22,974	23,286
Intangible assets	28,560		28,683	29,421
Other assets	9,348		9,766	8,447
TOTAL ASSETS	1,459,271	1,443,069	1,444,305	1,339,125
Liabilities
Financial liabilities held for trading	70,343	107,634	107,624	108,765
Financial liabilities designated at fair value through profit or loss	68,058	59,616	59,616	40,263
Financial liabilities at amortized cost	1,171,630	1,126,069	1,126,069	1,044,240
Liabilities under insurance contracts and reinsurance contracts issued	765		1,117	652
Other liabilities	13,088		12,591	11,070
TOTAL LIABILITIES	1,351,910	€ 1,337,707	1,337,472	1,236,426
Non-Euro
Assets
Cash, cash balances at Central Banks and other deposits on demand	61,372		67,025	60,423
Financial assets held for trading	56,217		82,004	100,083
Non-trading financial assets mandatorily at fair value through profit or loss	8,231
Financial assets designated at fair value through profit or loss	32,244		7,322	6,965
Financial assets available-for-sale			65,691	68,370
Financial assets at fair value through other comprehensive income	67,926
Financial assets at amortised cost	598,629
Loans and receivables			553,301	571,829
Held-to-maturity investments			11,490	12,272
Investments accounted for using equity method	1,189		1,121	1,308
Tangible assets	19,903		15,971	16,957
Intangible assets	23,016		23,499	26,338
Other assets	24,506		23,695	27,961
TOTAL ASSETS	893,233		851,119	892,506
Liabilities
Financial liabilities held for trading	40,989		76,459	70,958
Financial liabilities designated at fair value through profit or loss	35,997		21,766	16,667
Financial liabilities at amortized cost	694,362		638,680	678,542
Liabilities under insurance contracts and reinsurance contracts issued	29		58	61
Other liabilities	20,567		20,989	23,169
TOTAL LIABILITIES	€ 791,944		€ 757,952	€ 789,397